Subsequent Events	3 Months Ended
Sep. 30, 2017
Successor
Subsequent Events

NOTE 11–SUBSEQUENT EVENTS

Subsequent to September 30, 2017, we entered into 11 Subscription Agreements with 11 separate accredited investors, pursuant to which we received $1,722,275 for 172,227,500 shares of common stock. As of the date of this filing, 105,000,000 of those shares had not yet been issued.

On November 14, 2017, two entities owned by members of our board of directors and founders, together owning more than 50% of the outstanding shares, entered into a majority consent to increase our authorized shares of common stock from 2,000,000,000 to 10,000,000,000. This cannot become effective until 20 days after we provide the required written notice to our shareholders.

On October 10, 2017, we entered into compensation agreements with Ryan Smith, our Chief Executive Officer; Annette Raynor, our Chief Operations Officer and Corporate Secretary; and Chad Miller, our Chief Visionary Officer. Each of the agreements provides for an annual salary of $225,000 and includes termination payments of three times the executive’s annual salary if the executive is terminated without cause and one year of salary if the executive is terminated for cause.

On October 11, 2017, we entered into a revenue agreement with our four founders, including Ryan Smith, Annette Raynor, and Chad Miller. Under the terms of that agreement, each of the founders is entitled to receive a payment of three quarters of one percent (0.75%) of our gross revenues, calculated and paid on a monthly basis, as consideration for founding the Company. The right to receive these payments is permanent and irrevocable and is not connected with any employment agreements.

On October 10, 2017, we entered into a compensation agreement with Mario Romano, our Director of Finance and Investor Relations. The agreement provides for an annual salary of $225,000 and includes termination payments of three times Mr. Romano’s annual salary if he is terminated without cause and one year of salary if he is terminated for cause.

On October 20, 2017, we entered into a Contribution and Exchange Agreement with HODO-mania, a Texas corporation. Under the terms of the agreement, we acquired the exclusive use of the RYZE.ai algorithm currently marketed by Wealth Generators as the Multiplier, the option to add certain travel services to its product lineup, and HODO-mania’s member database. Upon the successful transfer of the assets, we will issue $50,000 of our common stock to HODO-mania, calculated using the closing sales price on that date. The agreement also includes earn-out provisions that could result in the issuance of up to 200,000,000 shares of our common stock if certain milestones are met.

In accordance with ASC 855, Subsequent Events, we have evaluated subsequent events through the date of this filing and have determined that there are no additional subsequent events that require disclosure.